intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2018
intangible assets and goodwill
Schedule of intangible assets and goodwill

	Intangible assets subject to amortization					Intangible assets with indefinite lives
(millions)	Customer contracts, related customer relationships and subscriber base	Software	Access to rights-of-way and other	Assets under construction	Total	Spectrum licences	Total intangible assets	Goodwill 1	Total intangible assets and goodwill
At cost
As at January 1, 2018	$558	$4,667	$97	$344	$5,666	$8,693	$14,359	$4,600	$18,959
Additions	—	36	2	257	295	—	295	—	295
Additions arising from business acquisitions (b)	111	10	—	—	121	—	121	353	474
Dispositions, retirements and other	(145)	(94)	4	—	(235)	—	(235)	—	(235)
Assets under construction put into service	—	319	—	(319)	—	—	—	—	—
Net foreign exchange differences	5	—	—	—	5	—	5	21	26

As at June 30, 2018	$529	$4,938	$103	$282	$5,852	$8,693	$14,545	$4,974	$19,519

Accumulated amortization
As at January 1, 2018	$310	$3,330	$61	$—	$3,701	$—	$3,701	$364	$4,065
Amortization	22	263	2	—	287	—	287	—	287
Dispositions, retirements and other	(136)	(94)	1	—	(229)	—	(229)	—	(229)

As at June 30, 2018	$196	$3,499	$64	$—	$3,759	$—	$3,759	$364	$4,123

Net book value
As at December 31, 2017	$248	$1,337	$36	$344	$1,965	$8,693	$10,658	$4,236	$14,894

As at June 30, 2018	$333	$1,439	$39	$282	$2,093	$8,693	$10,786	$4,610	$15,396

(1)

Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill. The opening balance for goodwill has been adjusted as set out in (c).

Summary of acquisition-date fair values assigned to the assets acquired and liabilities assumed

	TELUS SmartHome and Business Security-related				Individually immaterial
As at acquisition-date fair values ($ in millions)	AlarmForce Industries	Individually immaterial transactions	Total	Xavient Information Systems 1	healthcare- related transactions	Total
Assets
Current assets
Cash	$—	$1	$1	$4	$—	$5
Accounts receivable 2	—	—	—	35	2	37
Other	1	—	1	2	—	3

	1	1	2	41	2	45

Non-current assets
Property, plant and equipment
Buildings and leasehold improvements	—	—	—	1	—	1
Other	1	—	1	5	—	6
Intangible assets subject to amortization 3
Customer contracts, related customer relationships and leasehold interests	13	7	20	81	10	111
Software	—	—	—	—	10	10
Other	—	—	—	6	—	6

	14	7	21	93	20	134

Total identifiable assets acquired	15	8	23	134	22	179

Liabilities
Current liabilities
Short-term borrowings	—	—	—	6	—	6
Accounts payable and accrued liabilities	—	—	—	23	—	23
Advance billings and customer deposits	1	1	2	—	1	3

	1	1	2	29	1	32

Non-current liabilities
Other long-term liabilities	—	—	—	2	—	2
Deferred income taxes	1	1	2	—	—	2

	1	1	2	2	—	4

Total liabilities assumed	2	2	4	31	1	36

Net identifiable assets acquired	13	6	19	103	21	143
Goodwill	55	28	83	255	15	353

Net assets acquired	$68	$34	$102	$358	$36	$496

Acquisition effected by way of:
Cash consideration	$68	$32	$100	$125	$29	$254
Accounts payable and accrued liabilities	—	2	2	14	3	19
Provisions	—	—	—	200	4	204
Issuance of shares by a subsidiary to a non-controlling interest	—	—	—	19	—	19

	$68	$34	$102	$358	$36	$496

(1)

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these condensed interim consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to Xavient Information Systems’ books and records. Upon having sufficient time to review Xavient Information Systems’ books and records, we expect to finalize our purchase price allocation.

During the three-month period ended June 30, 2018, preliminary acquisition date values for goodwill and provisions were increased by $5.

(2)

The fair value of the accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition date of the contractual cash flows expected to be collected.

(3)

Customer contracts and customer relationships (including those related to customer contracts) are expected to be amortized over periods of 5 to 8 years; software is expected to be amortized over a period of 5 years.

Summary of pro forma information of business acquisition operating results

	Three months		Six months
Periods ended June 30, 2018 (millions except per share amounts)	As reported 1	Pro forma 2	As reported 1	Pro forma 2
Operating revenues	$3,453	$3,454	$6,830	$6,847
Net income	$397	$408	$809	$819
Net income per Common Share
Basic	$0.66	$0.67	$1.34	$1.36
Diluted	$0.66	$0.67	$1.34	$1.35

(1)

Operating revenues and net income for the three-month period ended June 30, 2018, include: $5 and $NIL, respectively, in respect of AlarmForce Industries; and $45 and $4, respectively, in respect of Xavient Information Systems.

Operating revenues and net income for the six-month period ended June 30, 2018, include: $9 and $NIL, respectively, in respect of AlarmForce Industries; and $71 and $5, respectively, in respect of Xavient Information Systems.

(2)

Pro forma amounts for the three-month period ended June 30, 2018, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated Statements of Income and Other Comprehensive Income effective the dates of acquisition.